Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Sales					$ 4,942,633	$ 4,597,730
Cost of sales					3,236,047	3,496,817
Gross profit					1,706,586	1,100,913
Operating Expenses
Research and development	$ 1,022,630	$ 425,370	$ 2,222,732	$ 2,243,948	2,853,920	3,217,517
General and administrative	1,742,016	1,584,393	4,304,323	4,155,493	6,557,822	5,798,226
Amortization and depreciation	51,707	51,706	156,912	158,289	212,839	219,600
Foreign exchange loss	23,168	22,165	62,026	50,608	28,471	61,921
Total operating expenses	2,839,521	2,083,634	6,745,993	6,608,338	9,653,052	9,297,264
Other Income (Expense)
Interest and other income	47,770	16,565	215,914	104,195	155,882	527,901
Finance expense				(351,549)	(371,549)
Net loss from continuing operations before taxes	(2,791,751)	(2,067,069)	(6,530,079)	(6,855,692)	(8,162,133)	(7,668,450)
Income tax expense						(7,100)
Net loss from continuing operations	(2,791,751)	(2,067,069)	(6,530,079)	(6,855,692)
Discontinued operations:
Income (Loss) from discontinued operations	(174,585)	(53,861)	(191,379)	481,870
Income tax benefit
Loss from discontinued operations	(174,585)	(53,861)	(191,379)	481,870
Net loss for the year	$ (2,966,336)	$ (2,120,930)	$ (6,721,458)	$ (6,373,822)	$ (8,162,133)	$ (7,675,550)
Net loss per share for the period
Continuing operations (in Dollars per share)	$ (0.69)	$ (1.89)	$ (1.64)	$ (8.53)
Continuing operations, diluted (in Dollars per share)	(0.69)	(1.89)	(1.64)	(8.53)
Discontinued Operations (in Dollars per share)	(0.04)	(0.05)	(0.05)	0.6
Discontinued Operations, diluted (in Dollars per share)	(0.04)	(0.05)	(0.05)	0.6
Net loss per share attributable to Common Stockholders – basic (in Dollars per share)	(0.73)	(1.94)	(1.69)	(7.93)	$ (8.36)	$ (20.14)
Net loss per share attributable to Common Stockholders – Diluted (in Dollars per share)	$ (0.73)	$ (1.94)	$ (1.69)	$ (7.93)	$ (8.36)	$ (20.14)
Weighted average outstanding common shares
Basic (in Shares)	4,048,209	1,095,973	3,985,313	803,909	975,985	381,053
Diluted (in Shares)	4,048,209	1,095,973	3,985,313	803,909	975,985	381,053